S000069536 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	15.64%
S&P SmallCap 600 Sustainability Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.79%	6.91%	12.44%
iShares ESG Select Screened S&P Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	6.66%	12.13%
Performance Inception Date			Sep. 22, 2020
iShares ESG Select Screened S&P Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	6.19%	11.61%
iShares ESG Select Screened S&P Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.87%	5.09%	9.57%